U.S. EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  Shares                                          Value
  ------                                       -----------

            COMMON STOCKS (94.2%)

            BASIC MATERIALS (2.3%)
   25,590   Alcoa, Inc. .....................  $ 1,059,426
   21,120   International Paper Co. .........      827,482
                                               -----------
            TOTAL BASIC MATERIALS ...........    1,886,908
                                               -----------

            CAPITAL GOODS/DURABLES (7.0%)
   21,290   Dover Corp. .....................      831,800
   58,010   General Electric Co. ............    2,815,225
   21,350   Illinois Tool Works, Inc. .......    1,353,163
   34,740   Solectron Corp.* ................      884,133
                                                ----------
            TOTAL CAPITAL GOODS/
              DURABLES ......................    5,884,321
                                               -----------

            CONSUMER NON-DURABLES (5.5%)
   30,460   Avon Products, Inc. .............    1,289,067
   24,030   Coca Cola Co. ...................    1,109,946
   30,730   Estee Lauder
             Companies, Inc. ................    1,221,518
   34,370   Gillette Co. ....................      974,733
                                               -----------
            TOTAL CONSUMER
              NON-DURABLES ..................    4,595,264
                                               -----------

            ENERGY (9.5%)
   38,159   Exxon Mobil Corp. ...............    3,380,887
   31,405   Mirant Corp.* ...................    1,281,324
   21,300   Royal Dutch Petroleum Co. .......    1,267,989
   46,930   Williams Companies, Inc. ........    1,979,038
                                               -----------
            TOTAL ENERGY ....................    7,909,238
                                               -----------

            FINANCE (15.3%)
   19,010   American Express Co. ............      806,784
   16,917   American International
              Group .........................    1,383,811
   31,020   Bank of New York Co, Inc. .......    1,557,204
   48,426   Citigroup, Inc. .................    2,380,138
   15,695   Fannie Mae ......................    1,259,681
   51,390   Fleetboston Financial Corp. .....    1,971,834
   13,700   Hartford Financial Services
              Group .........................      850,770
   23,970   Merrill Lynch & Co., Inc. .......    1,478,949
   17,760   Morgan Stanley Dean Witter
               & Co. ........................    1,115,150
                                               -----------
            TOTAL FINANCE ...................   12,804,321
                                               -----------

            HEALTH CARE (10.7%)
    8,900   Applera Corp. ...................    $ 285,334
   17,240   Guidant Corp.* ..................      706,840
   27,210   Lilly (Eli) & Co. ...............    2,312,850
   26,800   Medtronic, Inc. .................    1,195,280
   55,170   Pfizer, Inc. ....................    2,388,861
   40,156   Pharmacia Corp. .................    2,098,553
                                               -----------
            TOTAL HEALTH CARE ...............    8,987,718
                                               -----------

            MATERIALS (1.0%)
   20,800   Baker Hughes ....................      817,232
                                               -----------

            RETAIL (7.3%)
   22,280   Costco Wholesale Corp.* .........      778,240
   25,550   Gap, Inc. .......................      707,991
   36,162   Home Depot Inc. .................    1,703,230
   12,950   Kohls Corp.* ....................      790,727
   23,250   Tiffany & Co. ...................      753,765
   25,700   Wal-Mart Stores, Inc. ...........    1,329,718
                                               -----------
            TOTAL RETAIL ....................    6,063,671
                                               -----------

            SERVICES (11.4%)
   34,785   AOL Time Warner, Inc. ...........    1,756,643
   21,190   Cox Communications, Inc.* .......      964,357
   78,180   Mcleod, Inc.* ...................      691,893
   41,489   Qwest Communications
              International, Inc.* ..........    1,696,900
   48,050   SBC Communications Inc. .........    1,982,062
   42,410   Sprint Corp. PCS Group ..........    1,086,968
   26,095   Viacom, Inc. (Class B)* .........    1,358,506
                                               -----------
            TOTAL SERVICES ..................    9,537,329
                                               -----------

            TECHNOLOGY (20.8%)
   18,150   Applied Materials, Inc. .........      990,990
   26,760   Automatic Data
              Processing, Inc. ..............    1,451,730
   60,000   Cisco Systems, Inc.* ............    1,018,800
   22,990   Computer Associates
              International, Inc. ...........      740,048
   56,440   Dell Computer Corp.* ............    1,483,808
   25,740   EMC Corp.* ......................    1,019,304
   36,100   Intel Corp. .....................    1,115,851
   21,140   International Business
              Machines Corp. ................    2,434,060
      536   McData Co.* .....................       12,237
   51,670   Microsoft Corp.* ................    3,500,642
   48,522   Nortel Networks Corp. ...........      742,387
   60,020   Sun Microsystems, Inc.* .........    1,027,542
   48,720   Texas Instruments, Inc. .........    1,885,464
                                               -----------
            TOTAL TECHNOLOGY ................   17,422,863
                                               -----------

                              U.S. EQUITY PORTFOLIO

                                 April 30, 2001
                                   (Unaudited)

  Shares                                          Value
  ------                                       -----------

            TELECOMMUNICATIONS (0.2%)
   40,282   Williams Communications
              Group* ........................  $   182,075
                                               -----------

            TRANSPORTATION (1.2%)
   17,310   United Parcel Service
              (Class B) .....................      994,459
                                               -----------

            UTILITIES (2.0%)

   19,050   AES Corp.* ......................  $   908,113
   33,050   Southern Co. ....................      773,040
                                               -----------
            TOTAL UTILITIES .................    1,681,153
                                               -----------
            TOTAL COMMON STOCKS .............   78,766,552
                                               -----------

TOTAL INVESTMENTS (identified cost $83,775,131) (a) .....   94.2%    $78,766,552
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..........    5.8       4,831,719
                                                           -----     -----------
NET ASSETS ..............................................  100.0%    $83,598,271
                                                           =====     ===========

----------

*     Non-income producing security

(a) The aggregate cost for federal income tax purposes is $83,775,131, the aggregate gross unrealized appreciation is $7,170,680 and the aggregate gross unrealized depreciation is $12,179,259, resulting in net unrealized depreciation of $5,008,579.

   The accompanying notes are an integral part of these financial statements.

                            BBH U.S. EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (Unaudited)

ASSETS:
  Investments in securities, at value (identified cost $83,775,131)  $78,766,552
  Cash ............................................................    2,799,540
  Receivables for:
    Contributions .................................................    5,078,297
    Investments sold ..............................................    1,285,142
    Dividends .....................................................       31,544
    Other receivables .............................................       13,268
                                                                     -----------
       Total Assets ...............................................  $87,974,343
                                                                     -----------

LIABILITIES:
  Payables for:
    Investments purchased .........................................    4,141,775
    Withdrawals ...................................................       99,231
    Investment advisory fee .......................................       80,456
    Custody fee ...................................................        7,500
    Administration fee ............................................        4,332
    Accrued expenses and other liabilities ........................       42,778
                                                                     -----------
       Total Liabilities ..........................................    4,376,072
                                                                     -----------

NET ASSETS ........................................................  $83,598,271
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                            BBH U.S. EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2001
                                   (Unaudited)

INVESTMENT INCOME:
      Income:
        Dividends (net of withholding taxes of $76,589) ................   $    275,627
        Interest .......................................................            650
                                                                           ------------
            Total Income ...............................................        276,277
                                                                           ------------

      Expenses:
        Investment advisory fee ........................................        276,514
        Custody fee ....................................................         22,399
        Administrative fee .............................................         14,889
        Board of Trustees' fees and expenses ...........................          6,366
        Miscellaneous expenses .........................................         20,544
                                                                           ------------

            Total Expenses .............................................        340,712
                                                                           ------------
              Fees paid indirectly .....................................        (17,018)
                                                                           ------------
              Net Expenses .............................................        323,694
                                                                           ------------
            Net Investment Loss ........................................        (47,417)
                                                                           ------------

NET REALIZED AND UNREALIZED LOSS:
      Net realized loss on investments .................................     (6,095,364)
      Net change in unrealized depreciation on investments .............     (7,789,337)
                                                                           ------------

           Net Realized and Unrealized Loss ............................    (13,884,701)
                                                                           ------------

      Net Decrease in Net Assets Resulting from Operations .............   $(13,932,118)
                                                                           ============

The accompanying notes are an integral part of these financial statements.

                            BBH U.S. EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the six months ended April 30, 2001

                                                                           For the six
                                                                           months ended           For the year
                                                                          April 30, 2001             ended
                                                                            (Unaudited)         October 31, 2000
                                                                          --------------        ----------------
INCREASE (DECREASE)IN NET ASSETS:
      Operations:
        Net investment loss ............................................   $    (47,417)          $   (119,859)
        Net realized loss on investments ...............................     (6,095,364)            (5,104,406)
        Net change in unrealized appreciation (depreciation)
          on investments ...............................................     (7,789,337)             2,780,758
                                                                           ------------           ------------
             Net decrease in net assets resulting from operations ......    (13,932,118)            (2,443,507)
                                                                           ------------           ------------

      Capital Transactions:
        Proceeds from contributions ....................................     12,353,722             69,647,677
        Fair value of withdrawals ......................................    (21,404,222)           (60,623,281)
                                                                           ------------           ------------
            Net increase (decrease) in net assets resulting from
              capital transactions .....................................     (9,050,500)           109,024,396
                                                                           ------------           ------------
              Total increase (decrease) in net assets ..................    (22,982,618)           106,580,889
NET ASSETS:
      Beginning of period ..............................................    106,580,889                     --
                                                                           ------------           ------------
      End of period ....................................................   $ 83,598,271           $106,580,889
                                                                           ============           ============

   The accompanying notes are an integral part of these financial statements.

                            BBH U.S. EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout the period

                                                                        For the six
                                                                        months ended         For the
                                                                       April 30, 2001       year ended
                                                                        (Unaudited)      October 31, 2000
                                                                       --------------    ----------------

Total Return .......................................................       (13.25)%             (0.47)%
Ratios/Supplemental Data:
      Net assets, end of period (000's omitted) ....................      $83,598            $106,581
      Expenses as a percentage of average net assets
          Expenses paid by Portfolio ...............................         0.76%(1)            0.82%
          Expense offset arrangement ...............................         0.04%(1)            0.02%
                                                                          -------            --------
               Total Expenses ......................................         0.80%               0.84%
      Ratio of net investment income to average net assets .........        (0.11)%(1)          (0.12)%
      Portfolio turnover rate ......................................           30%                130%

----------
(1)   Annualized

   The accompanying notes are an integral part of these financial statements.

                            BBH U.S. EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      1. Organization and Significant Accounting Policies. The U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

            C. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As Such, each investor in the Portfolio will be subject to taxation on its shares of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 2001, the Portfolio incurred $276,514 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The
Administrator has a sub-administration agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 2001, the Portfolio incurred $14,889 for administrative services.

                            BBH U.S. EQUITY PORTFOLIO

                                   (Unaudited)

      Custody Fee. The Portfolio has a custody agreement with Brown Brothers Harriman (the "Custodian") for which Brown Brothers Harriman receives a fee calculated and paid monthly. For the six months ended April 30, 2001, the Portfolio incurred $22,399 for custody services. Custody fees for the Portfolio were reduced by $17,018, as a result of an expense offset arrangement with the Portfolio's custodian.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended April 30, 2001 the Portfolio incurred $6,366 for these fees.

      3. Investment Transactions. For the six months ended April 30, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $29,508,463 and $43,542,195 respectively. There were no purchases or sales of U.S. Government obligations during the period. For that same period, the Portfolio paid brokerage commissions of $7,754 to Brown Brothers Harriman for transactions executed on its behalf.